SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options

		Weighted average
	Average risk-free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2017	1.93‑2.00%	3.2 years	103.04‑109.89%	0%
Granted in 2018	2.04‑2.62%	3.2 years	51.06‑56.88%	0%
Granted in 2019	1.60-1.82%	3.2 years	47.61-57.16%	0%

Summary of the option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Options
Outstanding on January 1, 2017	6,085,000	0.74	1.75	—
Granted	1,550,000	0.64	3.50	—
Exercised	—	—	—	—
Forfeited	(1,470,000)	0.74	—	—
Outstanding on December 31, 2017	6,165,000	0.71	1.64	—
Granted	830,000	0.26	3.50	—
Exercised	—	—	—	—
Forfeited	(1,535,000)	0.74	—	—
Outstanding on December 31, 2018	5,460,000	0.36	1.96	—
Granted	5,300,000	0.15	2.91	—
Exercised	—	—	—	—
Forfeited	(2,185,000)	0.43	—	—
Outstanding on December 31, 2019	8,575,000	0.21	2.22	—
Vested or expected to vest at December 31, 2019	8,460,632	0.21	2.23	—
Exercisable at December 31, 2019	1,341,667	0.39	0.89	—

Schedule of summary of the RSUs

		Weighted
	Number of	Average
	shares	Grant Date Fair Value
RSUs
Unvested on January 1, 2017	280,000	0.63
Granted	—	—
Vested	(140,000)	0.63
Unvested on December 31, 2017	140,000	0.63
Granted	—	—
Vested	(140,000)	0.63
Unvested on December 31, 2018	—	—
Granted	—	—
Vested	—	—
Unvested on December 31, 2019	—	—